RECEIVABLES - Carrying Amount of Receivables (Detail) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 13,081	$ 13,989
Retail note and finance lease receivables
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	6,431	6,833
Wholesale
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 6,650	$ 7,156